Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables	The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	December 31,
	2020	2019
Ceded future policyholder benefits and expenses	$2,199.8	$2,192.1
Ceded unearned premium	14.4	18.3
Ceded claims and benefits payable	1,012.5	1,044.7
Ceded paid losses	0.8	5.0
Total	$3,227.5	$3,260.1
The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution and other reinsurers as of December 31, 2020 and 2019.

Reinsurer	December 31, 2020	December 31, 2019
John Hancock	$2,169.7	$2,106.0
Sun Life	497.0	579.9
Talcott Resolution	497.7	509.1
Other reinsurers	63.1	65.1
Total	$3,227.5	$3,260.1

Schedule of Reinsurance Recoverables	The following table provides the reinsurance recoverable as of December 31, 2020 grouped by A.M. Best financial strength ratings:

A. M. Best Rating of Reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,659.5	$13.9	$992.9	$2.1	$2,668.4
A or A–	59.4	0.5	2.7	—	62.6
B++ or B+	480.5	—	16.9	0.3	497.7
Not rated	0.4	—	—	—	0.4
Total	2,199.8	14.4	1,012.5	2.4	3,229.1
Less Allowance:	—	—	—	(1.6)	(1.6)
Total Reinsurance recoverable	$2,199.8	$14.4	$1,012.5	$0.8	$3,227.5

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2020			2019			2018
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$141.2	$54.5	$195.7	$150.2	$213.6	$363.8	$182.2	$568.2	$750.4
Premiums assumed	3.0	—	3.0	2.6	1.3	3.9	3.2	1.4	4.6
Premiums ceded	(139.6)	(54.5)	(194.1)	(148.4)	(214.2)	(362.6)	(180.6)	(569.6)	(750.2)
Net earned premiums	$4.6	$—	$4.6	$4.4	$0.7	$5.1	$4.8	$—	$4.8
Direct policyholder benefits	$459.0	$66.1	$525.1	$505.0	$144.0	$649.0	$399.6	$363.7	$763.3
Policyholder benefits assumed	13.4	0.1	13.5	12.7	(0.1)	12.6	14.4	—	14.4
Policyholder benefits ceded	(416.1)	(66.1)	(482.2)	(461.3)	(143.7)	(605.0)	(350.9)	(363.7)	(714.6)
Net policyholder benefits	$56.3	$0.1	$56.4	$56.4	$0.2	$56.6	$63.1	$—	$63.1